Convertible Debentures (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Nov. 25, 2025	Dec. 15, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Convertible debentures			$ 0	$ 24,898	$ 22,763
Deferred tax liability			$ 118,842	$ 124,045
Number of shares issued	23,288,896
GRC Shares issued for conversion of principal amount	22,857,142
GRC Shares issued for partial make-whole payment of convertible debentures, shares	352,831
GRC Shares issued settlement of interest accrued from the interest payment of convertible debentures, shares	78,923
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 40,000
Interest rate		10.00%
Debenture term		5 years
Percentage of interest payable in cash	70.00%	70.00%
Percentage of interest payable in shares	30.00%	30.00%
Conversion price per share	$ 3.59
Host Contract [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debentures		$ 23,471
Redemption Options [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price per share		$ 1.75
Embedded derivatives		$ 1,951
Conversion Options [Member]
Disclosure of detailed information about borrowings [line items]
Conversion price per share		$ 1.9
Residual value		$ 14,578
Deferred tax liability		2,309
Transaction costs and fees		1,481
Reduction to liability portion		943
Reduction to conversion options		$ 538